[GREENBERG TRAURIG, LLP LETTERHEAD]

February 25, 2013

VIA EDGAR AND FEDERAL EXPRESS

Securities and Exchange Commission

Attention: Michael R. Clampitt

Division of Corporation Finance

100 F Street, NE

Washington, D.C. 20549

Re:	TriLinc Global Impact Fund, LLC
Amendment No. 1 to the
Registration Statement on Form S-1
CIK NO. 0001550453 ]

Dear Mr. Clampitt:

On behalf of TriLinc Global Impact Fund, LLC, a Delaware limited liability company (the “Company”) we are filing pre-effective amendment No. 1 to its Registration Statement on Form S-1 (“Registration Statement”). Following up on our conversation late last week, we have been authorized by the Company to provide you with the following responses to the comment letter from the Staff (“Staff”) of the Securities and Exchange Commission (the “Commission”) to Gloria Nelund of the Company, dated February 13, 2013 (the “Comment Letter”). Responses are keyed to the numbered comments in the Comment Letter.

General:

1.	We have reviewed your response dated February 7, 2013 and continue to believe that, because of the lack of transparency in the valuation of the asset classes in which you contemplate making investments, a pricing method based on NAV is inconsistent with the requirements of Item 501 (b) (3) of Regulation S-K. Please revise accordingly.

Response to Comment No. 1.

We appreciated the opportunity to talk to you concerning the comment contained in your Comment Letter. We continue to fail to understand how the Staff in one

Securities and Exchange Commission

February 25, 2013

Division of the Commission can read Instruction 2 to Item 501(b)(3) of Regulation S-K so differently than another Division of the SEC can read Instruction 1 to Item 1 of Form N-2, when the language is substantially identical. The former says “If it is impracticable to state the price to the public, explain the method by which the price is to be determined.” The latter says “If it is impracticable to state the price to the public, briefly explain how the price will be determined (e.g., by reference to net asset value).” It is also puzzling to us that different groups within the same Division seem to construe Item 501(b)(3) differently. As previously noted to you, daily net asset value real estate investment trusts reprice daily at the end of the day and no one purchasing securities knows until after they have purchased the securities at what price they have purchased them. In addition, they only post the new price on the website and only file supplements periodically. The Company will only be repricing quarterly so investors who are admitted as members during a quarter, except those coming in at the very end, should know the price at which they are purchasing. The Company has agreed to post the new price not only on its website but also to file a supplement with the new pricing information.

Similarly puzzling to us is why the Staff seems to be applying its rules differently to the Company than it is applying its rules to American Realty Capital Trust IV, Inc. (“ARC IV”) with respect to its quarterly repricing. ARC IV’s investors who purchase at the end of the quarter do not know what the price is when they subscribe and yet the Staff was apparently satisfied that a risk factor was sufficient to address Comment 1 in your letter to ARC IV dated April 19, 2012. As we have previously pointed out, the Company had already included such a risk factor in its original registration statement under “Risk Factors” on page 29 thereof. Further, with respect to the “lack of transparency in the valuation of the asset classes in which you contemplate making investments”, we continue to question why you think that real estate is less likely to have large value swings than loans that are being held to maturity, recognizing that loans may default but also that these are relatively small loans so that it would take multiple failures before a significant portfolio would be affected. We also wish to point out the apparent misunderstanding of the Staff that the Company primarily would be investing in CDO’s and complex derivative products since this is not the case and such products are not even approved investments for the Company.

Nevertheless, despite the fact that the Company believes that rules are being applied in a disparate fashion with respect to different issuers in situations which don’t warrant such disparate treatment, because the Company filed publicly on December 26, 2012 and its Registration Statement is not yet effective, the Company has made the following adjustments to its offering in order to address the Staff’s concerns.

In Pre-Effective Amendment No. 1 to its Registration Statement, the Company has changed its valuation mechanism. It will only be changing the offering price once a quarter and it will change the price either up or down, depending on the valuation of its assets. As indicated in the Company’s initial filing and as now set forth on page 16 of the Registration Statement, the offering price will be set by adding to the quarterly valuation of its assets, the selling commissions, dealer manager fee and organization and offering expenses with respect

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February 25, 2013

to each class of units. In addition, the Company will announce the new price five business days before the date on which the new share price will take effect, by posting it on its website and by filing a supplement to its prospectus so that people should know the price at which they are investing. Despite the fact that this mechanism should provide adequate notice to investors, the Company nevertheless has revised and continues to include a risk factor in its Registration Statement under “Risk Factors — Risks Relating to Investing in the Offering” which now bears the sub-heading of “The offering price may change on a quarterly basis and investors may not know the offering price when they submit their subscriptions” on page 31 of the Registration Statement. This will alert investors to the fact that there may be quarterly changes to the offering price and that they should look for the repricing information. The pricing mechanism continues to be described under “Business — Valuations” commencing on page 66 of the Registration Statement and, as in the initial filing, includes the method by which different types of assets are valued and a discussion of the role of Duff & Phelps in each of these quarterly valuations.

We believe that these changes address your concerns.

Additional Verbal Comment

You have asked us to provide you with additional information concerning the applicability of Regulation M to the Repurchase Program.

In response to a request during our phone conversations concerning the unit repurchase program, this is to confirm that the Company’s unit repurchase program filed as Appendix D to the Registration Statement and as described in the Registration Statement is consistent with the class relief granted to real estate investment trusts under Regulation M pursuant to the Alston & Bird letter dated October 22, 2007, for all of the reasons described in the Company’s response letter to the Staff of the Commission dated February 7, 2013 (“February 7 Letter”). Please note that the Company’s program prices the repurchases at the then current offering price, less the sales load attributable to that class of shares in the primary offering.

In the February 7 Letter, we indicated that the Company’s repurchase program was also substantially similar to the programs of (i) Business Development Corporation of America (“BCA”) and (ii) FS Investment Corporation II (“FS”), which received exemptive relief (which we inadvertently referred to as no-action relief), on August 8, 2012 and June 7, 2012 respectively. The basis for the exemptive relief from Regulation M under those orders, which is equally applicable to the units in the Company’s program, is as follows:

•	There is no trading market for the company’s common stock;

•	The Company will terminate its repurchase program in the event a secondary market for its common stock develops;

•	The company will repurchase shares of its common stock under its repurchase program at a price that does not exceed the then current public offering price of its common stock; and

•	The terms of the repurchase program will be fully disclosed in the company’s prospectus.

In addition, the exemptive relief granted to FS included the fact that repurchases during any calendar year would not exceed 10% of the weighted average number of shares outstanding in the prior year, or 2.5% each quarter. The Company’s program has an even more limited cap on repurchases of 5% of the weighted average number of outstanding units in any 12 month period, so this fits squarely within the relief granted to FS.

Furthermore, the Company’s repurchase plan contains substantially the same features as those cited in the exemptive orders issued under Regulation M to Behringer Harvard REIT I, Inc., Behringer Harvard Mid-Term Value Enhancement Fund I LP and Behringer Harvard Short-Term Opportunity Fund I LP on October 26, 2004, CNL Income Properties, Inc. on March 11, 2004, and Hines Real Estate Investment Trust, Inc. on September 7, 2006.

We are filing herewith a letter of even date requesting acceleration of the effectiveness of the Company’s Registration Statement. Should you have any questions, please contact the undersigned at 212-801-9330. Thank you for helping to expedite effectiveness.

Sincerely,

/s/ Judith D. Fryer

Judith D. Fryer

cc: Gloria Nelund